Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments (Abstract)
Derivative liabilities - Fair value (Table Text Block)

	June 30, 2012		December 31, 2011
	Interest Rate Swaps	Total	Interest Rate Swaps	Total
Short-term liabilities	$(1,389)	$(1,389)	$(8,255)	$(8,255)
Long-term liabilities	$—	$—	$(4,422)	$(4,422)

Total	$(1,389)	$(1,389)	$(12,677)	$(12,677)

Financial instruments - Balance Sheet (Table Text Block)

Liability derivatives
Balance sheet location	As of June 30, 2012 Fair value	As of December 31, 2011 Fair value
Derivatives designated as hedging instruments - effective hedges
Financial instruments long-term liabilities.	$—	$4,422
Financial instruments short-term liabilities.	$296	839

Total derivatives not designated as hedging instruments - ineffective hedges
Financial instruments short-term liabilities.	$1,093	7,416

Total Derivatives	$1,389	$12,677

Schedule Of Derivative Instruments Gain (Loss) In Statement Of Financial Performance (Table Text Block)

Derivatives for cash flow hedging relationships	Amount of Loss Recognized in OCI on Derivative (Effective Portion)		Location of Gain/(loss) Reclassified into Income (Effective Portion)	Amount of Loss Reclassified from OCI into Income (Effective Portion)		Amount of Gain Remaining in OCI on Derivative (Effective Portion)		Location of Gain/(loss) Recognized in income (ineffective portion	Amount of Gain/ (Loss) recognized in income
	2012	2011		2012	2011	2012	2011		2012	2011
Interest rate swaps	(1,857)	(2,163)	Interest expense and finance cost	(11,697)	(10,791)	9,840	8,628	Gain on interest rate swap agreement	1,447	—

Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis (Table Text Block)

Derivatives	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2011	$(12,677)	—	$(12,677)	—

June 30, 2012	$(1,389)	—	$(1,389)	—

Schedule Of Cash Flow Hedging Instruments (Table Text Block)

Bank	Currency	Notional Amount	Fixed Rate	Trade date	Value date	Maturity date	Fair market value as of June 30, 2012
HSH Nordbank	USD	11,500	3.8950%	04.24.2008	04.30.2008	03.28.2013	296

Schedule Of Derivatives Not Designated As Cash Flow Hedging Instruments (Table Text Block)

Bank	Currency	Notional Amount	Fixed Rate	Trade date	Value date	Maturity date	Fair market value as of June 30, 2012
HSH Nordbank	USD	1,584	4.099%	08.14.2008	08.20.2008	03.28.2013	43
HSH Nordbank	USD	46,000	3.5250%	03.25.2008	03.27.2008	03.27.2013	1,050

Total derivative instruments fair value							1,093